Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2055 Portfolio℠
September 30, 2024
VIPF2055-NPRT3-1124
1.9893090.105
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	27,253	255,632
Fidelity International Bond Index Fund (a)	465	4,375
Fidelity Long-Term Treasury Bond Index Fund (a)	115,376	1,169,910
VIP High Income Portfolio - Initial Class (a)	11,858	59,055
TOTAL BOND FUNDS (Cost $1,493,715)		1,488,972

Domestic Equity Funds - 50.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	31,091	1,952,802
VIP Equity-Income Portfolio - Initial Class (a)	53,869	1,577,813
VIP Growth & Income Portfolio - Initial Class (a)	66,778	2,172,945
VIP Growth Portfolio - Initial Class (a)	27,614	3,235,811
VIP Mid Cap Portfolio - Initial Class (a)	11,778	497,516
VIP Value Portfolio - Initial Class (a)	52,484	1,103,221
VIP Value Strategies Portfolio - Initial Class (a)	30,115	545,989
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,723,322)		11,086,097

International Equity Funds - 42.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	240,832	3,044,110
VIP Overseas Portfolio - Initial Class (a)	210,921	6,232,709
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,930,061)		9,276,819

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $18,147,098)	21,851,888
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,654)
NET ASSETS - 100.0%	21,849,234

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	296,475	154,683	204,626	2,677	(16,806)	25,906	255,632
Fidelity International Bond Index Fund	76,096	32,397	104,073	532	(158)	113	4,375
Fidelity Long-Term Treasury Bond Index Fund	846,916	716,969	413,666	26,770	(8,650)	28,341	1,169,910
VIP Contrafund Portfolio - Initial Class	1,179,505	796,384	396,121	4,879	8,115	364,919	1,952,802
VIP Emerging Markets Portfolio - Initial Class	1,797,982	1,391,277	603,494	1,610	3,722	454,623	3,044,110
VIP Equity-Income Portfolio - Initial Class	956,429	734,295	326,911	5,536	5,045	208,955	1,577,813
VIP Government Money Market Portfolio - Initial Class	-	33,842	33,842	143	-	-	-
VIP Growth & Income Portfolio - Initial Class	1,314,738	928,739	386,519	9,124	(1,417)	317,404	2,172,945
VIP Growth Portfolio - Initial Class	1,953,406	1,344,204	620,308	29,926	2,127	556,382	3,235,811
VIP High Income Portfolio - Initial Class	37,475	27,041	9,525	17	154	3,910	59,055
VIP Investment Grade Bond II Portfolio - Initial Class	256,242	84,798	338,208	53	(1,781)	(1,051)	-
VIP Mid Cap Portfolio - Initial Class	299,393	230,447	93,105	5,759	1,487	59,294	497,516
VIP Overseas Portfolio - Initial Class	3,840,475	2,694,188	974,314	15,187	45,996	626,364	6,232,709
VIP Value Portfolio - Initial Class	667,133	551,438	210,514	14,958	2,164	93,000	1,103,221
VIP Value Strategies Portfolio - Initial Class	330,150	278,469	108,456	4,809	1,894	43,932	545,989
	13,852,415	9,999,171	4,823,682	121,980	41,892	2,782,092	21,851,888

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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